Property Plant And Equipment - Disclosure of Detailed Information About Property Plant And Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Cost - Beginning	$ 914,345	$ 759,336
Accumulated depreciation - Beginning	(384,672)	(320,355)
Net book value - Beginning	529,673	438,981
Acquired through business combinations	28,978	24,753
Additions	162,662	207,135
Transfers	422	295
Proceeds on disposal	(54,057)	(65,572)
Gain (loss) on disposal	408	848
Depreciation	(87,851)	(75,498)
Foreign exchange	911	(1,269)
Cost - Ending	1,050,849	914,345
Accumulated depreciation - Ending	(469,703)	(384,672)
Net book value - Ending	581,146	529,673
Gross carrying amount [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost - Beginning	12,230	21,011
Net book value - Beginning	12,230	21,011
Acquired through business combinations	4,391	4,054
Additions	14,166	7,646
Transfers	821
Proceeds on disposal	(11,481)	(19,519)
Gain (loss) on disposal	238	(921)
Foreign exchange	25	(41)
Cost - Ending	20,390	12,230
Net book value - Ending	$ 20,390	$ 12,230
Gross carrying amount [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	5.00%	5.00%
Cost - Beginning	$ 10,206	$ 27,448
Accumulated depreciation - Beginning	(1,741)	(4,502)
Net book value - Beginning	8,465	22,946
Acquired through business combinations	10,859	9,861
Additions	13,117	9,072
Transfers	17,553	4,160
Proceeds on disposal	(41,772)	(37,288)
Gain (loss) on disposal	3,206	2,618
Depreciation	(1,091)	(2,823)
Foreign exchange	181	(81)
Cost - Ending	11,925	10,206
Accumulated depreciation - Ending	(1,407)	(1,741)
Net book value - Ending	$ 10,518	$ 8,465
Gross carrying amount [Member] | Shop equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	15.00%	15.00%
Cost - Beginning	$ 386,048	$ 312,529
Accumulated depreciation - Beginning	(178,281)	(147,294)
Net book value - Beginning	207,767	165,235
Acquired through business combinations	8,800	7,042
Additions	46,508	63,437
Transfers	5,512	5,587
Proceeds on disposal	(78)	(22)
Gain (loss) on disposal	(409)	(151)
Depreciation	(36,556)	(32,785)
Foreign exchange	341	(576)
Cost - Ending	446,675	386,048
Accumulated depreciation - Ending	(214,790)	(178,281)
Net book value - Ending	$ 231,885	$ 207,767
Gross carrying amount [Member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	20.00%	20.00%
Cost - Beginning	$ 28,516	$ 23,828
Accumulated depreciation - Beginning	(16,413)	(13,909)
Net book value - Beginning	12,103	9,919
Additions	2,494	4,732
Transfers	194	137
Proceeds on disposal	(2)
Gain (loss) on disposal	(12)	(1)
Depreciation	(2,786)	(2,650)
Foreign exchange	20	(34)
Cost - Ending	31,228	28,516
Accumulated depreciation - Ending	(19,217)	(16,413)
Net book value - Ending	$ 12,011	$ 12,103
Gross carrying amount [Member] | Computer hardware [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	30.00%	30.00%
Cost - Beginning	$ 60,457	$ 38,728
Accumulated depreciation - Beginning	(34,246)	(27,227)
Net book value - Beginning	26,211	11,501
Additions	10,810	21,995
Transfers	170	62
Gain (loss) on disposal	(7)	(2)
Depreciation	(9,815)	(7,280)
Foreign exchange	55	(65)
Cost - Ending	71,525	60,457
Accumulated depreciation - Ending	(44,101)	(34,246)
Net book value - Ending	$ 27,424	$ 26,211
Gross carrying amount [Member] | Signage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	15.00%	15.00%
Cost - Beginning	$ 25,802	$ 22,302
Accumulated depreciation - Beginning	(12,871)	(10,901)
Net book value - Beginning	12,931	11,401
Additions	2,456	3,485
Transfers	206	146
Gain (loss) on disposal	(39)	(2)
Depreciation	(2,027)	(2,058)
Foreign exchange	23	(41)
Cost - Ending	28,427	25,802
Accumulated depreciation - Ending	(14,877)	(12,871)
Net book value - Ending	$ 13,550	$ 12,931
Gross carrying amount [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates	30.00%	30.00%
Cost - Beginning	$ 18,512	$ 12,051
Accumulated depreciation - Beginning	(8,777)	(7,124)
Net book value - Beginning	9,735	4,927
Acquired through business combinations	488	502
Additions	5,070	6,794
Transfers	423	295
Proceeds on disposal	(514)	(623)
Gain (loss) on disposal	6	199
Depreciation	(4,296)	(2,348)
Foreign exchange	7	(11)
Cost - Ending	24,277	18,512
Accumulated depreciation - Ending	(13,358)	(8,777)
Net book value - Ending	10,919	9,735
Gross carrying amount [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost - Beginning	329,377	275,027
Accumulated depreciation - Beginning	(132,343)	(109,398)
Net book value - Beginning	197,034	165,629
Acquired through business combinations	4,440	3,294
Additions	48,502	43,632
Transfers	7,820	10,800
Proceeds on disposal	(210)
Gain (loss) on disposal	(388)	(347)
Depreciation	(31,280)	(25,554)
Foreign exchange	259	(420)
Cost - Ending	388,130	329,377
Accumulated depreciation - Ending	(161,953)	(132,343)
Net book value - Ending	226,177	197,034
Gross carrying amount [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost - Beginning	43,197	26,412
Net book value - Beginning	43,197	26,412
Additions	19,539	46,342
Transfers	(32,277)	(20,892)
Proceeds on disposal		(8,120)
Gain (loss) on disposal	(2,187)	(545)
Cost - Ending	28,272	43,197
Net book value - Ending	$ 28,272	$ 43,197
Gross carrying amount [Member] | Bottom of range [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years	10 years
Gross carrying amount [Member] | Top of range [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	25 years	25 years